CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (1,901,045)	$ (2,846,384)	$ (12,440,023)	$ (831,486)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	974,699	2,461,429	10,001,359	199,556
Gain on legal settlements				(150,000)
Changes in operating assets and liabilities:
Research and development tax credit receivable	(13,516)	(54,798)	(485,349)	(38,000)
Other tax receivable	(128,176)	55,917	74,236	(76,379)
Joint development cost receivable	(16,536)	98,213	91,135	47,257
Prepaid expenses	(260,222)	18,704	27,095	(39,647)
Prepaid expenses - related party		51,429	158,504	(112,042)
Accounts payable and accrued liabilities	(343,106)	60,199	688,489	68,548
Accounts payable and accrued liabilities - related parties	200	(173,550)	(174,440)	170,359
Deferred grant income	300,000
Net cash used in operating activities	(1,387,702)	(328,841)	(2,058,994)	(761,834)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquired in-process research and development intangible assets				(100,000)
Net cash used in investing activities				(100,000)
Cash flows from financing activities:
Net proceeds from sale of common stock	7,251,142	900,000	900,000	2,056,000
Net cash provided by financing activities	7,251,142	900,000	900,000	2,056,000
Impact on cash from foreign currency translation	(722)	14,430	(25,513)	34,886
Net increase in cash and cash equivalents	5,862,718	585,589	(1,184,507)	1,229,052
Cash and cash equivalents - beginning	186,204	1,370,711	1,370,711	141,659
Cash and cash equivalents - ending	6,048,922	1,956,300	186,204	1,370,711
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Cash paid for income taxes	0	0	0	0
Cash paid for interest expense	0	$ 0	$ 0	0
Noncash investing and financing activity:
Issuance of common stock and warrants for acquired in-process research and development intangible asset				16,414,000
Conversion of related party debt to common stock				350,000
Issuance of common stock for settlement of accounts payable				$ 30,000
Issuance of warrants to placement agents	$ 247,452